Cover	9 Months Ended
Sep. 30, 2021
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	H-CYTE, INC
Entity Central Index Key	0001591165
Entity Tax Identification Number	46-3312262
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	201 E Kennedy Blvd
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Tampa,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	844
Local Phone Number	633-6839
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	201 E Kennedy Blvd.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	844
Local Phone Number	633-6839